Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,950,338,890.80
Previously Paid Amount	0.00
Total Fee Amount	3,562,679.48
Total Offset Amount	0.00
Net Fee	$ 3,562,679.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A